Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowing costs [abstract]
Finance costs before capitalized interest	$ 219,691	$ 183,699
Less capitalized interest related to Geismar plant under construction	0	(51,065)
Finance costs	$ 219,691	$ 132,634